                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3561
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                      CAPITAL APPRECIATION VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2004
Capital Appreciation Variable Account

                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.


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PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 CAPITAL APPRECIATION VARIABLE ACCOUNT
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
ISSUER                                                                                          SHARES                  $ VALUE
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
STOCKS - 95.0%
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Aerospace - 1.3%
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Lockheed Martin Corp.                                                                           65,600               $3,659,168
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Airlines - 0.9%
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Southwest Airlines Co.                                                                         193,500               $2,635,470
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Apparel Manufacturers - 0.8%
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Nike, Inc., "B"                                                                                 18,400               $1,449,920
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Polo Ralph Lauren Corp., "A"                                                                    23,500                  854,695
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                                                                                                                     $2,304,615
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Automotive - 0.9%
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Harley-Davidson, Inc.                                                                           42,600               $2,532,144
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Banks & Credit Companies - 3.0%
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American Express Co.                                                                            49,540               $2,549,329
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Citigroup, Inc.                                                                                131,596                5,806,016
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                                                                                                                     $8,355,345
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Biotechnology - 6.2%
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Amgen, Inc.*                                                                                   174,540               $9,892,927
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Genzyme Corp.*                                                                                  74,700                4,064,427
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Gilead Sciences, Inc.*                                                                          77,000                2,878,260
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ImClone Systems, Inc.*                                                                          13,500                  713,475
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                                                                                                                    $17,549,089
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Broadcast & Cable TV - 4.9%
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Citadel Broadcasting Corp.*                                                                    200,000               $2,564,000
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Clear Channel Communications, Inc.                                                              43,136                1,344,549
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Comcast Corp., "A"*                                                                            205,800                5,811,792
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EchoStar Communications Corp., "A"*                                                             89,585                2,787,885
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Time Warner, Inc.*                                                                              86,200                1,391,268
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                                                                                                                    $13,899,494
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Brokerage & Asset Managers - 1.0%
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Merrill Lynch & Co., Inc.                                                                       57,850               $2,876,302
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Business Services - 2.6%
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Accenture Ltd., "A"*                                                                            82,900               $2,242,445
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DST Systems, Inc.*                                                                              41,300                1,836,611
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Manpower, Inc.                                                                                  42,600                1,895,274
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SOFTBANK CORP                                                                                   26,400                1,227,181
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                                                                                                                     $7,201,511
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Chemicals - 0.5%
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E.I.du Pont de Nemours & Co.                                                                    33,400               $1,429,520
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Computer Software - 6.7%
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Amdocs Ltd.*                                                                                   141,400               $3,086,762
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Microsoft Corp.                                                                                388,420               10,739,813
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Red Hat, Inc.*                                                                                 194,100                2,375,784
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VERITAS Software Corp.*                                                                        154,000                2,741,200
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                                                                                                                    $18,943,559
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Computer Software - Systems - 4.5%
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Dell,  Inc.*                                                                                   159,920               $5,693,152
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Hewlett-Packard Co.                                                                             61,300                1,149,375
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International Business Machines Corp.                                                           67,000                5,744,580
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                                                                                                                    $12,587,107
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Consumer Goods & Services - 3.4%
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Career Education Corp.*                                                                         24,400                 $693,692
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Orbitz, Inc.*                                                                                  105,900                2,880,480
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Procter & Gamble Co.                                                                           109,600                5,931,552
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                                                                                                                     $9,505,724
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Electrical Equipment - 3.4%
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Emerson Electric Co.                                                                            41,000               $2,537,490
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General Electric Co.                                                                           127,400                4,278,092
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Tyco International Ltd.                                                                         93,400                2,863,644
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                                                                                                                     $9,679,226
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Electronics - 4.1%
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Amphenol Corp., "A"*                                                                            47,700               $1,634,202
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Analog Devices, Inc.                                                                            54,590                2,117,000
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Applied Materials, Inc.*                                                                        97,100                1,601,179
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Marvell Technology Group Ltd.*                                                                  62,000                1,620,060
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PMC-Sierra, Inc.*                                                                               63,500                  559,435
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Texas Instruments, Inc.                                                                        119,100                2,534,448
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Xilinx, Inc.                                                                                    51,400                1,387,800
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                                                                                                                    $11,454,124
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Food & Drug Stores - 1.1%
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CVS Corp.                                                                                       71,910               $3,029,568
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Food & Non-Alcoholic Beverages - 3.1%
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PepsiCo, Inc.                                                                                  130,720               $6,359,528
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SYSCO Corp.                                                                                     74,500                2,229,040
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                                                                                                                     $8,588,568
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Gaming & Lodging - 1.1%
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Carnival Corp.                                                                                  31,900               $1,508,551
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Cendant Corp.                                                                                   76,620                1,654,992
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                                                                                                                     $3,163,543
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General Merchandise - 3.4%
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Family Dollar Stores, Inc.                                                                      91,200               $2,471,520
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Kohl's Corp.*                                                                                   28,590                1,377,752
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Target Corp.                                                                                   125,960                5,699,690
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                                                                                                                     $9,548,962
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Insurance - 3.7%
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American International Group, Inc.                                                              79,900               $5,432,401
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St.Paul Travelers Cos., Inc.                                                                    68,800                2,274,528
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XL Capital Ltd., "A"                                                                            38,300                2,833,817
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                                                                                                                    $10,540,746
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Internet - 4.0%
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eBay,  Inc.*                                                                                    33,500               $3,079,990
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IAC/InterActiveCorp*                                                                           263,500                5,802,270
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Yahoo!,  Inc.*                                                                                  71,900                2,438,129
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                                                                                                                    $11,320,389
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Leisure & Toys - 1.0%
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Electronic Arts, Inc.*                                                                          60,200               $2,768,598
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Machinery & Tools - 3.1%
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Caterpillar, Inc.                                                                               52,600               $4,231,670
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Eaton Corp.                                                                                     24,900                1,578,909
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Illinois Tool Works, Inc.                                                                       31,800                2,962,806
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                                                                                                                     $8,773,385
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Medical & Health Technology & Services - 1.3%
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Caremark Rx, Inc.*                                                                              73,300               $2,350,731
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HCA, Inc.                                                                                       36,100                1,377,215
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                                                                                                                     $3,727,946
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Medical Equipment - 4.0%
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CTI Molecular Imaging, Inc.*                                                                    83,700                 $675,459
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Guidant Corp.                                                                                   25,200                1,664,208
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Medtronic, Inc.                                                                                123,400                6,404,460
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Thermo Electron Corp.*                                                                          87,700                2,369,654
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                                                                                                                    $11,113,781
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Metals & Mining - 0.5%
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Companhia Vale do Rio Doce, ADR                                                                 58,500               $1,314,495
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Oil Services - 1.5%
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GlobalSantaFe Corp.                                                                             45,500               $1,394,575
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Noble Corp.*                                                                                    30,900                1,388,955
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Smith International, Inc.*                                                                      23,200                1,408,936
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                                                                                                                     $4,192,466
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Personal Computers & Peripherals - 0.6%
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Lexmark International, Inc., "A"*                                                               20,300               $1,705,403
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Pharmaceuticals - 12.6%
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Abbott Laboratories                                                                            127,100               $5,383,956
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Allergan, Inc.                                                                                   7,700                  558,635
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AstraZeneca PLC                                                                                 61,200                2,511,409
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Eli Lilly & Co.                                                                                 32,400                1,945,620
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Johnson & Johnson                                                                              196,500               11,068,845
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Pfizer, Inc.                                                                                   178,835                5,472,351
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Roche Holding AG                                                                                17,000                1,759,114
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Wyeth                                                                                          181,000                6,769,400
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                                                                                                                    $35,469,330
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Pollution Control - 0.5%
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Waste Management, Inc.                                                                          52,600               $1,438,084
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Restaurants - 0.5%
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Outback Steakhouse, Inc.                                                                        36,300               $1,507,539
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Specialty Stores - 2.9%
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Best Buy Co., Inc.                                                                              35,900               $1,947,216
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CarMax, Inc.*                                                                                   70,800                1,525,740
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Lowe's Cos., Inc.                                                                               59,600                3,239,260
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PETsMART, Inc.                                                                                  48,100                1,365,559
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                                                                                                                     $8,077,775
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Telecommunications - Wireless - 0.9%
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Vodafone Group PLC, ADR                                                                        102,971               $2,482,631
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Telecommunications - Wireline - 2.5%
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Cisco Systems, Inc.*                                                                           386,500               $6,995,650
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Telephone Services - 1.0%
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Sprint Corp.                                                                                   134,550               $2,708,492
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Trucking - 1.5%
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FedEx Corp.                                                                                     48,300               $4,138,827
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Total Stocks (Identified Cost, $252,734,773)                                                                     $267,218,576
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ISSUER                                                                                      PAR AMOUNT                  $ VALUE
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SHORT-TERM OBLIGATION - 1.3%
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General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                                $3,563,000               $3,563,000
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REPURCHASE AGREEMENT - 4.0%
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Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total
to be received $11,181,578 (secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account), at Cost                       $11,181,000              $11,181,000
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Total Investments (Identified Cost, $267,478,773)                                                                  $281,962,576
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OTHER ASSETS,  LESS LIABILITIES - (0.3)%                                                                               (850,272)
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Net Assets - 100.0%                                                                                                $281,112,304
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* Non-income producing security.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   CAPITAL APPRECIATION VARIABLE ACCOUNT
              ----------------------------------------------------------


By (Signature and Title)*     ROBERT J. MANNING
                              ------------------------------------------
                              Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     ROBERT J. MANNING
                              ------------------------------------------
                              Robert J. Manning, President (Principal
                              Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*     RICHARD M. HISEY
                              ------------------------------------------
                              Richard M. Hisey, Treasurer (Principal Financial
                              Officer and Accounting Officer)

Date: November 23, 2004
      -----------------

* Print name and title of each signing officer under his or her signature.